CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock [Member] Class A Ordinary Shares CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Parent Cumulative Effect, Period of Adoption, Adjustment [Member] USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2021	¥ 1,454,896					¥ 165	¥ 16	¥ 9,458,643	¥ 3,331	¥ (7,977,980)		¥ 97,145	¥ 1,454,896				¥ (126,424)
Beginning Balance, shares at Mar. 31, 2021 | shares						2,215,043,400	303,234,004										216,972,050
Net loss	(642,374)									(639,800)			(639,800)		¥ (2,574)
Share-based compensation	12,458							12,458					12,458
Foreign currency translation adjustment, net of nil tax	(17,400)											(17,400)	(17,400)
Unrealized securities holding gain (loss), net of tax	(10,729)											(10,729)	(10,729)
Repurchase of ordinary shares (Note 18)	(9,689)												(9,689)				¥ (9,689)
Repurchase of ordinary shares , shares (Note 18) | shares						(25,644,050)											25,644,050
Exercise of option and RSUs shares | shares						1,338,350
Non-controlling interests on acquisition of subsidiaries (Note 3)	44,993														44,993
Ending Balance at Mar. 31, 2022	832,155					¥ 165	¥ 16	9,471,101	3,331	(8,617,780)		69,016	789,736		42,419		¥ (136,113)
Ending Balance, shares at Mar. 31, 2022 | shares						2,190,737,700	303,234,004										242,616,100
Net loss	(186,406)									(177,984)			(177,984)		(8,422)
Share-based compensation	13,563							13,563					13,563
Foreign currency translation adjustment, net of nil tax	14,264											14,264	14,264
Unrealized securities holding gain (loss), net of tax	(884)											(884)	(884)
Repurchase of ordinary shares (Note 18)	(1,333)												(1,333)				¥ (1,333)
Repurchase of ordinary shares , shares (Note 18) | shares						(29,778,000)											29,778,000
Exercise of option and RSUs shares | shares						355,200
Ending Balance at Mar. 31, 2023	671,359					¥ 165	¥ 16	9,484,664	3,331	(8,795,764)		82,396	637,362		33,997		¥ (137,446)
Ending Balance, shares at Mar. 31, 2023 | shares				2,161,314,900	303,234,004	2,161,314,900	303,234,004										272,394,100
Net loss	(66,959)	$ (9,272,000)								(59,285)			(59,285)		(7,674)
Share-based compensation	4,590							4,590					4,590
Foreign currency translation adjustment, net of nil tax	3,675	509,000										3,675	3,675
Unrealized securities holding gain (loss), net of tax	3,496	484,000										3,496	3,496
Exercise of option and RSUs shares | shares						254,400
Ending Balance at Mar. 31, 2024	¥ 614,454	$ 85,100,000	$ (1,707)			¥ 165	¥ 16	¥ 9,489,254	¥ 3,331	¥ (8,856,494)	$ (1,445)	¥ 89,567	¥ 588,393	$ (1,445)	¥ 26,061	¥ (262)	¥ (137,446)
Ending Balance, shares at Mar. 31, 2024 | shares				2,161,569,300	303,234,004	2,161,569,300	303,234,004										272,394,100